Short-term loans (Tables)	12 Months Ended
Dec. 31, 2024
Short-term loans
Components of the outstanding short term loans
Components of the outstanding short-term loans are as follows:

	As of December 31,
	2023	2024
	RMB	RMB
RMB denominated (Note a)	1,424,486	2,397,000
USD denominated (Note b)	—	—
EUR denominated (Note c)	1,090	2,629

Total	1,425,576	2,399,629

Notes:

(a)
During the year ended December 31, 2023, the Group entered into new RMB denominated revolving credit facilities for a total credit of up to RMB7.46 billion
, in which RMB424.5 million was drawn down and outstanding as short-term loans and RMB1.00 billion
was drawn down and outstanding under factoring arrangement as of December 31, 2023, with fixed interest rate ranging from 1.6% to 2.3% per annum, and RMB600.8 million was utilized for issuing letter of guarantee for procurement.

During the year ending on December 31, 2024, the Group repaid the outstanding balances under the facilities as of December 31, 2023 and the letter of guarantee for procurement amounted RMB540.5 million was expired. The Group entered into various new RMB denominated revolving credit facilities for a total credit of up to RMB12.93 billion
, in which RMB720.0 million was drawn down and outstanding as short-term loans and RMB1.68 billion
was drawn down and outstanding under factoring arrangement as of December 31, 2024, with fixed interest rate ranging from 1.25% to 1.80% per annum, and RMB652.1 million was utilized for issuing letter of guarantee for procurement.

(b)
During the year ending December 31, 2023, the Group fully repaid the outstanding balance under these facilities as of December 31, 2022 and amended the facility for a total credit of up to US$225.0 million (approximately RMB1.60 billion
), in which
HK$6.0 million (approximately RMB5.5 million and US$0.8 million)

was
utilized for issuing letter of guarantee for procurement
as of December 31, 2023.

During the year ending December 31, 2024, the Group amended the facilities for a total credit of up to US$
245.5 million (approximately RMB1.79
 billion
) in which HK$2.0 million and MYR0.3 million (approximately RMB2.4 million and US$0.3 million) was utilized for issuing letter of guarantee for procurement as of December 31, 2024.

(c)
During the year ended December 31, 2023, the Group entered into a three-year-term facility agreement for a credit of RMB200.0 million until 2026, in which EUR0.1 million (approximately RMB1.1 million) was drawn down and outstanding as of December 31, 2023, with fixed rate based on the
3-month
Europe Interbank Offered Rate plus 4.3%, and RMB18.4 million was utilized for issuing letter of letter of guarantee for procurement.

During the year ending December 31, 2024, the Group repaid the outstanding balances as of December 31, 2023. During the year ending 2024, EUR
0.3 million (approximately RMB2.6
million) was drawn down and outstanding as of December 31, 2024, with fixed interest rate of 0.02% per day, and RMB
43.3
million was utilized for issuing letter of letter of guarantee for procurement.
Certain
credit facilities, aggregating to RMB1.80 billion and RMB2.39 billion are respectively under guaranteed as of December 31, 2023 and 2024, in which USD245.5 million and RMB200.0 million are guaranteed by the company and its subsidiaries, and RMB400.0 million are guaranteed by pledging intellectual property rights. As of December 31, 2023 and 2024, RMB
1.77
billion and RMB
2.34
billion, respectively, of these credit facilities remained available.